Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ▪ September 30, 2021 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgages (0.5%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
$681	12 Month USD LIBOR + 1.817%	2.09%	06/01/43	$721,510
108	12 Month USD LIBOR + 1.74%	2.202	11/01/36	114,351
269	12 Month USD LIBOR + 1.905%	2.405	10/01/36	287,534
	Federal National Mortgage Association,
	Conventional Pool:
16	12 Month USD LIBOR + 1.57%	1.82	05/01/44	15,849
	Conventional Pools:
527		5.144	03/01/38	582,836
	Total Agency Adjustable Rate Mortgages (Cost $1,716,021)			1,722,080

	Agency Bond - Finance (U.S. Government Guaranteed) (0.3%)
989	Washington Aircraft 1 Co., DAC (Cost $989,364)	2.637	09/15/26	1,036,517

	Agency Bond - Sovereign (U.S. Government Guaranteed) (0.4%)
1,159	Petroleos Mexicanos (Mexico) (Cost $1,158,750)	2.46	12/15/25	1,202,404

	Agency Fixed Rate Mortgages (37.4%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
132		3.00	12/01/49	135,444
413		4.00	04/01/49	441,862
430		4.50	11/01/48	467,435
	Gold Pools:
2,605		3.00	03/01/47–06/01/49	2,756,895
5,485		3.50	08/01/42–04/01/49	5,974,029
1,774		4.00	12/01/41–10/01/45	1,952,708
457		5.00	01/01/40	523,432
698		5.50	11/01/39	810,825
138		6.50	03/01/29–09/01/32	154,405
152		7.50	05/01/35	178,409
92		8.00	08/01/32	105,716
108		8.50	08/01/31	128,545
	Federal National Mortgage Association,
	Conventional Pools:
508		2.50	02/01/50	523,714
5,222		3.00	06/01/40–11/01/49	5,515,795
11,109		3.50	12/01/42–07/01/49	11,976,472
12,912		4.00	11/01/41–09/01/48	14,171,075
5,108		4.50	01/01/25–09/01/48	5,694,247
1,514		5.00	05/01/35–02/01/41	1,719,681
1,547		5.50	03/01/35–10/01/35	1,797,218
24		6.50	06/01/29–02/01/33	26,536
1		7.00	05/01/31	896
245		7.50	08/01/37	293,847
194		8.00	04/01/33	232,037
195		8.50	10/01/32	235,884
	December TBA:
14,275	(a)	2.00	12/01/51	14,256,599
34,750	(a)	2.50	12/01/51	35,679,834
	November TBA:
775	(a)	3.00	11/01/51	809,984
	October TBA:
1,800	(a)	2.00	10/01/36	1,853,930
	Government National Mortgage Association,
	December TBA:
3,150	(a)	3.00	12/20/51	3,279,814

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ▪ September 30, 2021 (unaudited) continued

	Various Pools:
3,193		3.50		08/20/45–07/20/49	3,401,435
3,449		4.00		11/20/42–05/20/49	3,725,649
125		4.50		04/20/49	133,404
507		5.00		01/20/40–02/20/49	554,680
35		5.125		11/20/37	37,495
432		5.25		04/20/36–09/20/39	481,046
663		5.375		02/20/36–08/20/40	737,936
846		6.00		06/15/28–09/20/34	962,770
52		7.00		03/20/26–07/20/29	58,326
153		8.00		01/15/22–08/15/31	157,992
169		8.50		07/15/30	183,649
4		9.00		06/15/20–02/15/25	4,707
	Total Agency Fixed Rate Mortgages (Cost $119,696,553)				122,136,357

	Asset-Backed Securities (5.7%)
912	Ajax Mortgage Loan Trust (b)	1.698		05/25/59	921,608
1,500	AMSR 2019-SFR1 Trust (b)	2.774		01/19/39	1,561,705
670	Arbor Realty Commercial Real Estate Notes 2021-FL3 Ltd., 1 Month USD LIBOR + 1.07% (b)	1.155	(c)	08/15/34	670,838
1,530	ECMC Group Student Loan Trust (b)	1.39		11/25/70	1,518,942
1,355	Invitation Homes Trust, 1 Month USD LIBOR + 1.00% (b)	1.084	(c)	07/17/37	1,359,800
	Navient Private Education Refinance Loan Trust
1,228	(b)	0.97		12/16/69	1,224,698
900	(b)	1.11		02/18/70	897,955
474	(b)	1.22		07/15/69	477,214
794	Class A (b)	1.06		10/15/69	796,309
	Nelnet Student Loan Trust
840	(b)	1.32		04/20/62	837,833
1,591	Class A (b)	1.36		04/20/62	1,591,156
35	North Carolina State Education Assistance Authority, 3 Month USD LIBOR + 0.80%	0.925	(c)	07/25/25	34,856
850	PFS Financing Corp. (b)	0.775		08/15/26	847,969
	SMB Private Education Loan Trust
1,214	Class A (b)	1.31		07/17/51	1,215,179
600	(b)	1.34		03/17/53	600,696
	United States Small Business Administration
1,082		2.42		06/01/32	1,128,362
2,664		2.67		04/01/32	2,772,570
	Total Asset-Backed Securities (Cost $18,176,301)				18,457,690

	Collateralized Mortgage Obligations - Agency Collateral Series (9.3%)
	Federal Home Loan Mortgage Corporation
5,420		2.373		05/25/22	5,471,833
4,700		2.682		10/25/22	4,797,893
3,850		3.208		02/25/26	4,165,553
4,000		3.32	(c)	02/25/23	4,145,179
3,429		3.527	(c)	10/25/23	3,621,642
3,200		3.69		01/25/29	3,670,739
2,760		3.90	(c)	08/25/28	3,186,240
	IO
32,497		0.456	(c)	11/25/27	621,919
2,393	IO REMIC 6.00% - 1 Month USD LIBOR	5.916	(d)	11/15/43	411,097
1,950	Federal National Mortgage Association, IO REMIC 6.55% - 1 Month USD LIBOR	6.464	(d)	08/25/41	103,651
318	Government National Mortgage Association, IO	5.00		02/16/41	57,119
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $28,441,915)				30,252,865

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ▪ September 30, 2021 (unaudited) continued

	Commercial Mortgage-Backed Securities (7.6%)
181	Bancorp Commercial Mortgage Trust, SOFRA + 1.164% (b)	1.215	(c)	09/15/36	180,970
6,958	BANK 2019-BNK21, IO	0.991	(c)	10/17/52	408,452
725	BDS 2021-FL8, 1 Month USD LIBOR + 0.92% (b)	1.005	(c)	01/18/36	725,163
1,400	BF Mortgage Trust, 1 Month USD LIBOR + 1.20% (b)	1.284	(c)	12/15/35	1,402,773
775	BSREP Commercial Mortgage Trust, 1 Month USD LIBOR + 0.95% (b)	1.034	(c)	08/15/38	777,779
1,500	BX Commercial Mortgage Trust, Class A, 1 Month USD LIBOR + 0.70% (b)	0.784	(c)	04/15/34	1,494,375
600	CAMB Commercial Mortgage Trust, 1 Month USD LIBOR + 1.07% (b)	1.154	(c)	12/15/37	601,663
585	CIM Retail Portfolio Trust, 1 Month USD LIBOR + 1.40% (b)	1.484	(c)	08/15/36	586,873
	Citigroup Commercial Mortgage Trust, IO
4,923		0.873	(c)	11/10/48	126,492
13,610		1.035	(c)	09/10/58	410,634
8,073		1.168	(c)	11/10/46	141,434
22,472	Commercial Mortgage Pass-Through Certificates, IO	0.696	(c)	02/10/47	256,892
5,207	Commercial Mortgage Trust, IO	1.178	(c)	08/10/46	82,151
1,300	Credit Suisse Mortgage Capital Certificates 1 Month USD LIBOR + 1.40% (b)	1.484	(c)	07/15/38	1,302,446
1,950	(b)	2.389		07/15/31	1,988,131
1,800	CSWF Commercial Mortgage Trust, 1 Month USD LIBOR + 0.967% (b)	1.051	(c)	06/15/34	1,796,286
1,250	DROP Mortgage Trust, 1 Month USD LIBOR + 1.15% (b)	1.23	(c)	04/15/26	1,255,870
	GS Mortgage Securities Trust, IO
12,879		1.157	(c)	04/10/47	262,918
8,839		1.19	(c)	11/10/46	153,367
14,254		1.375	(c)	10/10/48	583,489
1,300	Hawaii Hotel Trust, 1 Month USD LIBOR + 1.15% (b)	1.234	(c)	05/15/38	1,303,920
8,425	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.808	(c)	12/15/49	185,960
	JPMBB Commercial Mortgage Securities Trust, IO
21,928		0.89	(c)	01/15/47	299,785
4,634		1.201	(c)	11/15/45	79,360
1,975	SFO Commercial Mortgage Trust, Class A, 1 Month USD LIBOR + 1.15% (b)	1.234	(c)	05/15/38	1,983,488
1,300	SG Commercial Mortgage Securities Trust (b)	4.163		02/15/41	1,476,943
850	TPGI Trust, Class A, 1 Month USD LIBOR + 0.70% (b)	0.78	(c)	06/15/26	851,341
610	TTAN 2021-MHC, Class A, 1 Month USD LIBOR + 0.85% (b)	0.934	(c)	03/15/38	610,873
975	VMC Finance LLC, 1 Month USD LIBOR + 1.10% (b)	1.184	(c)	09/15/36	972,783
800	Wells Fargo Commercial Mortgage Trust, 1 Month USD LIBOR + 1.01% (b)	1.094	(c)	02/15/37	800,223
	WFRBS Commercial Mortgage Trust, IO
11,002		0.548	(c)	08/15/46	62,346
7,088		1.118	(c)	03/15/46	118,750
13,304		1.224	(c)	12/15/46	255,407
1,100	Worldwide Plaza Trust (b)	3.526		11/10/36	1,192,735
	Total Commercial Mortgage-Backed Securities (Cost $24,165,054)				24,732,072

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ▪ September 30, 2021 (unaudited) continued

	Mortgages - Other (15.9%)
989	BRAVO Residential Funding Trust (b)	3.50	(c)	10/25/44	1,028,944
770	Bunker Hill Loan Depositary Trust (b)	1.724	(c)	02/25/55	778,594
789	Cascade Funding Mortgage Trust (b)	4.00	(c)	10/25/68	820,346
	CIM Trust
3,299	(b)	2.50	(c)	06/25/51–07/01/51	3,349,197
472	(b)	3.00	(c)	04/25/57	478,605
1,600	Citigroup Mortgage Loan Trust (b)	2.50	(c)	09/25/51	1,620,500
451	COLT 2020-1R Mortgage Loan Trust (b)	1.255	(c)	09/25/65	452,485
1,141	Ellington Financial Mortgage Trust (b)	0.797	(c)	02/25/66	1,140,553
95	Federal Home Loan Mortgage Corporation 1 Month USD LIBOR + 1.20%	1.286	(c)	10/25/29	95,397
1,825		3.00		09/25/45–05/25/47	1,842,191
1,294		3.50		05/25/45–05/25/47	1,328,674
37		4.00		05/25/45	38,694
	Flagstar Mortgage Trust
1,415	(b)	2.50	(c)	09/25/51	1,433,437
	Class A2
1,758	(b)	2.50	(c)	06/25/51	1,787,951
	Galton Funding Mortgage Trust
395	(b)	3.50	(c)	06/25/59	400,690
388	(b)	4.00	(c)	11/25/57–02/25/59	393,701
694	GCAT Trust (b)	1.555		04/25/65	698,059
1,475	Hundred Acre Wood Trust (b)	2.50	(c)	10/25/51	1,504,270
740	JP Morgan Mortgage Trust (b)	2.50	(c)	12/25/51	750,906
5,169	Mello Mortgage Capital Acceptance (b)	2.50	(c)	06/25/51- 08/25/51	5,237,308
1,170	Natixis Commercial Mortgage Securities Trust	1.00		08/15/38	1,170,000
	New Residential Mortgage Loan Trust
1,334	(b)	3.75	(c)	11/26/35–08/25/55	1,415,849
2,258	(b)	4.00	(c)	02/25/57–09/25/57	2,408,995
900	NewRez Warehouse Securitization Trust, 1 Month USD LIBOR + 0.75% (b)	0.836	(c)	05/25/55	901,857
283	OBX Trust (b)	3.50	(c)	02/25/60	290,608
692	Oceanview Mortgage Loan Trust (b)	1.733	(c)	05/28/50	695,869
1,778	PRMI Securitization Trust (b)	2.50	(c)	04/25/51	1,801,614
	Seasoned Credit Risk Transfer Trust
10,920		3.00		07/25/56–05/25/60	11,528,388
964		4.00		08/25/58–02/25/59	1,050,271
1,850		4.50		06/25/57	2,050,534
3,508	United Wholesale Mortgage Trust (b)	2.50	(c)	06/25/51- 08/25/51	3,558,475
	Total Mortgages - Other (Cost $50,853,742)				52,052,962

	Municipal Bonds (15.4%)
3,615	Bay Area Toll Authority	6.263		04/01/49	5,817,421
3,875	City of New York, NY, Series G-1	5.968		03/01/36	5,340,138
3,060	City of San Francisco, CA, Public Utilities Commission Water Revenue	6.00		11/01/40	4,234,477
5,980	Los Angeles Unified School District	5.75		07/01/34	7,947,982
1,450	Metropolitan Transportation Authority	6.668		11/15/39	2,076,487
6,245	Missouri Highway & Transportation Commission	5.445		05/01/33	7,880,153
3,625	New York City Transitional Finance Authority Future Tax Secured Revenue, Series A	5.267		05/01/27	4,328,631
3,000	New York State Dormitory Authority	5.628		03/15/39	3,882,549
1,725	North Carolina State University at Raleigh, Series B	2.62		10/01/39	1,774,835
1,400	Onondaga Civic Development Corp., NY	3.068		12/01/55	1,368,987
2,575	State of Oregon Department of Transportation	5.834		11/15/34	3,547,204
1,580	State of Washington	5.481		08/01/39	2,167,354
	Total Municipal Bonds (Cost $38,781,103)				50,366,218

	U.S. Agency Securities (6.6%)
4,400	Private Export Funding Corp.	4.30		12/15/21	4,438,301
	Tennessee Valley Authority
6,935		5.25		09/15/39	9,853,454

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ▪ September 30, 2021 (unaudited) continued

5,000		7.125	05/01/30	7,208,437
	Total U.S. Agency Securities (Cost $17,787,606)			21,500,192

	Short-Term Investments (18.2%)
	U.S. Treasury Securities (17.0%)
2,370	U.S. Treasury Bill (e)(f)	0.061	07/14/22	2,368,776
	U.S. Treasury Notes
39,400		1.75	06/30/22	39,890,910
13,000		1.875	07/31/22	13,194,531
	Total U.S. Treasury Securities (Cost $55,546,198)			55,454,217

NUMBER OF SHARES (000)
	Investment Company (1.2%)
4,065	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $4,064,902)		4,064,902
	Total Short-Term Investments (Cost $59,611,100)		59,519,119

	Total Investments (Cost $361,377,509) (h)(i)	117.3%	382,978,476
	Liabilities in Excess of Other Assets	(17.3)	(56,614,680)
	Net Assets	100.0%	$326,363,796

IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REMIC	Real Estate Mortgage Investment Conduit.
TBA	To Be Announced.
(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Floating or variable rate securities: The rates disclosed are as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2021.
(e)	Rate shown is the yield to maturity at September 30, 2021.
(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(g)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by $3,134 relating to the Fund's investment in the Liquidity Funds.
(h)	Securities are available for collateral in connection with purchase of securities on a forward commitment basis and open futures contracts.
(i)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $22,589,917 and the aggregate gross unrealized depreciation is $1,117,781, resulting in net unrealized appreciation of $21,472,136.

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ▪ September 30, 2021 (unaudited) continued

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2021:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury 5 yr. Note	178	Dec-21	$17,800	$21,848,109	$(104,640)
U.S. Treasury 2 yr. Note	72	Dec-21	14,400	15,843,938	(9,070)
U.S. Treasury Ultra Bond	62	Dec-21	6,200	11,845,875	(426,727)
Short:
U.S. Treasury 10 yr. Note	8	Dec-21	(800)	(1,052,875)	14,376
U.S. Treasury Long Bond	10	Dec-21	(1,000)	(1,592,187)	34,687
U.S. Treasury Ultra Long Bond	128	Dec-21	(12,800)	(18,592,000)	362,543
					$(128,831)

USD - United States Dollar

PORTFOLIO COMPOSITION* as of 09/30/21

Percentage of Total Investments
Agency Fixed Rate Mortgages	31.9%
Short-Term Investments	15.5
Mortgages - Other	13.6
Municipal Bonds	13.2
Collateralized Mortgage Obligations - Agency Collateral Series	7.9
Commercial Mortgage-Backed Securities	6.5
U.S. Agency Securities	5.6
Asset-Backed Securities	4.8
Agency Adjustable Rate Mortgages	0.4
Agency Bonds - Sovereign (U.S. Government Guaranteed)	0.3
Agency Bonds - Finance (U.S. Government Guaranteed)	0.3
Total Investments	100.0%

*	Does not include open long/short futures contracts with a value of $70,774,984 and net unrealized depreciation of $128,831.

Morgan Stanley U.S. Government Securities Trust

Notes to Portfolio of Investments ▪ September 30, 2021 (unaudited)

In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate ("LIBOR") and other Interbank Offered Rate (“IBOR”) based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the Fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets; (3) when market quotations are not readily available, including circumstances under which the Adviser determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$1,722,080	$—	$1,722,080
Agency Bond - Finance (U.S. Government Guaranteed)	—	1,036,517	—	1,036,517
Agency Bond - Sovereign (U.S. Government Guaranteed)	—	1,202,404	—	1,202,404
Agency Fixed Rate Mortgages	—	122,136,357	—	122,136,357
Asset-Backed Securities	—	18,457,690	—	18,457,690
Collateralized Mortgage Obligations - Agency Collateral Series	—	30,252,865	—	30,252,865
Commercial Mortgage-Backed Securities	—	24,732,072	—	24,732,072
Mortgages - Other	—	52,052,962	—	52,052,962
Municipal Bonds	—	50,366,218	—	50,366,218
U.S. Agency Securities	—	21,500,192	—	21,500,192
Total Fixed Income Securities	—	323,459,357	—	323,459,357
Short-Term Investments
U.S. Treasury Securities	—	55,454,217	—	55,454,217
Investment Company	4,064,902	—	—	4,064,902
Total Short-Term Investments	4,064,902	55,454,217	—	59,519,119
Futures Contracts	411,606	—	—	411,606
Total Assets	4,476,508	378,913,574	—	383,390,082
Liabilities:
Futures Contracts	(540,437)	—	—	(540,437)
Total	$3,936,071	$378,913,574	$—	$382,849,645

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.